Stockholders' Equity (Antidilutive Securities) (Details) (Stock options) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities not included in the computation of net income attributable to Bloomin' Brands, Inc. per common share	2,071	550	1,092	550	2,576